Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net	In determining the useful life of an intangible asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 years
Software license rights	3 years
Patent	3 years
Trademarks	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software	103,509	121,950
Software license rights	—	143,725
Others	—	2,794
Intangible assets	103,509	268,469
Less: accumulated amortization	(58,648)	(86,183)
Less: impairment provision	—	(2,945)
Intangible assets, net	44,861	179,341

Schedule of amortization expenses on intangible assets allocated to expense items
Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	77	—	7,985
Selling, general and administrative expenses	6,721	9,987	10,047
Research and development expenses	15,089	14,045	13,808
Total amortization	21,887	24,032	31,840

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated amortization expenses relating to the existing intangible assets with finite lives for the next five years is as follows:

As of December 31,
RMB
2024	68,895
2025	62,511
2026	46,802
2027	811
2028	253